CONSOLIDATED AND COMBINED STATEMENTS OF INCOME (USD $)	0 Months Ended	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Jan. 26, 2015	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Rental revenue												$ 13,700,487	$ 11,901,376	$ 6,428,014
Interest income on receivables												709,030	742,185	356,348
Total revenue		1,680,771	3,776,332	3,622,234	3,522,067	3,488,884	3,544,517	3,470,742	3,008,357	2,619,945		14,409,517	12,643,561	6,784,362
Expenses
Management fees to affiliate												362,495	370,625	209,091
Property operating												24,720	6,454	26,267
General and administrative												816,798	722,028	191,293
Acquisition-related												147,150	318,600	727,158
Amortization												3,556,911	3,229,377	1,435,855
Impairments												258,834	1,005,478	183,271
Total expenses		823,363										5,166,908	5,652,562	2,772,935
Other income and expenses
Interest expense												(4,984,054)	(3,840,359)	(1,476,207)
Loss on early extinguishment of debt												(2,905,259)
Realized loss on derivatives												(213,181)
Unrealized gain (loss) on derivatives												(552,268)	1,279,176	(1,016,716)
Total other income and expenses		(3,555,756)										(8,654,762)	(2,561,183)	(2,492,923)
Net income		(2,698,348)	(2,981,646)	1,854,647	395,138	1,319,708	929,136	638,488	2,600,165	262,027		587,847	4,429,816	1,518,504
Less: Net income attributable to Predecessor			283,298	(1,854,647)	(395,138)	(1,319,708)					(3,286,195)	3,286,195	4,429,816	1,518,504
Net loss attributable to partners		(2,698,348)	(2,698,348)									(2,698,348)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)												7,837,774
Cash distribution declared per unit (in dollars per share)	$ 0.1344		$ 0.1344
Common Unitholders, Public
Other income and expenses
Net loss attributable to partners		(1,619,009)
Net loss per limited partners unit
Units - basic and diluted (in dollars per share)			$ (0.3400)									$ (0.34)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)												4,702,665
Subordinated Unitholder, Landmark
Other income and expenses
Net loss attributable to partners		$ (1,079,339)
Net loss per limited partners unit
Units - basic and diluted (in dollars per share)			$ (0.3400)									$ (0.34)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)												3,135,109